Provisions (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of other provisions [abstract]
Schedule of Changes in Provisions

Changes in provisions are as follows:

				(In millions of yen)
	Loss allowance for undrawn loan commitments	Asset retirement obligations	Other	Total
Balance as of April 1, 2024	5,166	2,102	27	7,295
Changes in ECL	(1,836)	—	—	(1,836)
Additions	—	1,841	—	1,841
Unwinding of discount	—	3	—	3
Utilized	—	(83)	(27)	(110)
Other	—	(152)	—	(152)
Balance as of March 31, 2025	3,330	3,711	—	7,041
Changes in ECL	22	—	—	22
Additions	—	19	1	20
Unwinding of discount	—	22	—	22
Utilized	—	(282)	—	(282)
Other	—	580	—	580
Balance as of March 31, 2026	3,352	4,050	1	7,403

Schedule of Undrawn Loan Commitments	The total amount of the undrawn balances as of year end is as follows:

	(In millions of yen)
	March 31, 2025	March 31, 2026
Undrawn loan commitments	9,954,633	10,622,322